4. BANK LOAN (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Bank Loan Tables Abstract
Maturities on bank loan
12 months ending:
December 31, 2019	$7,687
December 31, 2020	223,037
$230,724

Years ending:
March 31, 2019	$7,497
March 31, 2020	228,916
$236,413